Classification of Financial Instruments - Classification of Financial Assets (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Cash and cash equivalents		₩ 2,240,811	₩ 2,382,979	₩ 4,342,887	₩ 3,234,780
Categories of current financial assets
Current financial assets at fair value through profit or loss		1,299,027	1,456,895
Current financial assets at amortized costs		21,663	20,418
Current Derivative assets		836,232	760,554
Other financial assets		2,093,242	1,256,850
Trade and other receivables		12,618,480	12,216,216
Total current financial assets And Cash and cash equivalents		19,109,455	18,093,912
Categories of Non-current Financial assets
Non-current financial assets at fair value through profit or loss		696,199	719,277
Non-current financial assets at fair value through other comprehensive income		885,173	674,850
Non-current financial assets at amortized costs		9,454	9,815
Non-current derivative assets		1,199,318	1,930,610
Other financial assets		1,775,417	1,611,438
Trade and other receivables		3,124,185	3,157,409
Total non-current financial assets		7,689,746	8,103,399
Total financial assets		26,799,201	26,197,311
Financial assets at fair value through profit or loss
Categories of current financial assets
Current financial assets at fair value through profit or loss		1,299,027	1,456,895
Categories of Non-current Financial assets
Non-current financial assets at fair value through profit or loss		560,639	564,235
Financial assets at fair value through profit or loss | At fair value [member]
Disclosure of financial assets [line items]
Cash and cash equivalents		0	0
Categories of current financial assets
Current financial assets at fair value through profit or loss		1,299,027	1,456,895
Current financial assets at amortized costs		0	0
Current Derivative assets		492,028	396,477
Other financial assets		0	0
Trade and other receivables		0	0
Total current financial assets And Cash and cash equivalents		1,791,055	1,853,372
Categories of Non-current Financial assets
Non-current financial assets at fair value through profit or loss		696,199	719,277
Non-current financial assets at fair value through other comprehensive income		0	0
Non-current financial assets at amortized costs		0	0
Non-current derivative assets		1,055,987	1,450,050
Other financial assets		0	0
Trade and other receivables		0	0
Total non-current financial assets		1,752,186	2,169,327
Total financial assets		3,543,241	4,022,699
Financial assets at fair value through other comprehensive income
Categories of Non-current Financial assets
Total financial assets	[1]	885,173	674,850
Financial assets at fair value through other comprehensive income | At fair value [member]
Disclosure of financial assets [line items]
Cash and cash equivalents		0	0
Categories of current financial assets
Current financial assets at fair value through profit or loss		0	0
Current financial assets at amortized costs		0	0
Current Derivative assets		0	0
Other financial assets		0	0
Trade and other receivables		0	0
Total current financial assets And Cash and cash equivalents		0	0
Categories of Non-current Financial assets
Non-current financial assets at fair value through profit or loss		0	0
Non-current financial assets at fair value through other comprehensive income		885,173	674,850
Non-current financial assets at amortized costs		0	0
Non-current derivative assets		0	0
Other financial assets		0	0
Trade and other receivables		0	0
Total non-current financial assets		885,173	674,850
Total financial assets		885,173	674,850
Financial assets at amortized cost | At amortized cost [member]
Disclosure of financial assets [line items]
Cash and cash equivalents		2,240,811	2,382,979
Categories of current financial assets
Current financial assets at fair value through profit or loss		0	0
Current financial assets at amortized costs		21,663	20,418
Current Derivative assets		0	0
Other financial assets		2,093,242	1,256,850
Trade and other receivables		12,618,480	12,216,216
Total current financial assets And Cash and cash equivalents		16,974,196	15,876,463
Categories of Non-current Financial assets
Non-current financial assets at fair value through profit or loss		0	0
Non-current financial assets at fair value through other comprehensive income		0	0
Non-current financial assets at amortized costs		9,454	9,815
Non-current derivative assets		0	0
Other financial assets		1,775,417	1,611,438
Trade and other receivables		3,124,185	3,157,409
Total non-current financial assets		4,909,056	4,778,662
Total financial assets		21,883,252	20,655,125
Derivative assets (applying hedge accounting)
Disclosure of financial assets [line items]
Cash and cash equivalents		0	0
Categories of current financial assets
Current financial assets at fair value through profit or loss		0	0
Current financial assets at amortized costs		0	0
Current Derivative assets		344,204	364,077
Other financial assets		0	0
Trade and other receivables		0	0
Total current financial assets And Cash and cash equivalents		344,204	364,077
Categories of Non-current Financial assets
Non-current financial assets at fair value through profit or loss		0	0
Non-current financial assets at fair value through other comprehensive income		0	0
Non-current financial assets at amortized costs		0	0
Non-current derivative assets		143,331	480,560
Other financial assets		0	0
Trade and other receivables		0	0
Total non-current financial assets		143,331	480,560
Total financial assets		₩ 487,535	₩ 844,637

[1]	The Company used initial cost as their fair value because there was not enough information to determine fair value, and the range of the estimated fair value is wide.